Operating Leases - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jan. 10, 2022
Operating Leases
Security deposit received for sublease		$ 14,000
Operating lease expense per month	$ 7,000
Minimum
Operating Leases
Remaining lease terms	8 months 12 days
Maximum
Operating Leases
Remaining lease terms	3 years